Fair Value Measurements - Schedule of Fair Value Measurement of the FPA (Details)	Mar. 31, 2026	Dec. 31, 2025
Minimum [Member] | Risk-free interest rate [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	3.69
Minimum [Member] | Stock price [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	6.31
Minimum [Member] | Expected life [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	0.8
Minimum [Member] | Expected volatility of underlying stock [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	167.5
Minimum [Member] | Dividends [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	0
Maximum [Member] | Risk-free interest rate [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input		3.48
Maximum [Member] | Stock price [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input		7.09
Maximum [Member] | Expected life [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input		1.1
Maximum [Member] | Expected volatility of underlying stock [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input		175
Maximum [Member] | Dividends [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input		0